UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                    (Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:   9/30_

Date of reporting period:   12/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Appleseed Fund
Schedule of Investments
December 31, 2011
(Unaudited)

Common Stocks - 71.19%	Shares	Fair Value

Business Services - 1.43%
Staples, Inc.	200,050	$2,778,695

Consumer Discretionary - 7.50%
Hanesbrands, Inc. (a)	308,975	6,754,193
Shimano, Inc. (b)	160,700	7,811,515
		14,565,708

Consumer Staples - 12.43%
Avon Products, Inc.	797,514	13,932,570
Dr. Ci:Labo Co., Ltd. (b)	945	5,029,601
Female Health Company / The	37,600	169,576
John B. Sanfilippo & Son, Inc. (a)	668,944	5,043,838
		24,175,585

Energy - 7.05%
Nabors Industries, Ltd. (a)	398,650	6,912,591
Noble Corp. (a)	225,000	6,799,500
		13,712,091

Financials - 6.77%
Annaly Capital Management, Inc. (c)	36,000	574,560
Western Union Co.	278,659	5,088,313
Willis Group Holdings PLC	193,550	7,509,740
		13,172,613

Health Care Services - 4.13%
Albany Molecular Research, Inc. (a)	1,432,256	4,196,510
PDI, Inc. (a)	595,195	3,839,008
		8,035,518

Industrials - 4.29%
Mabuchi Motor Co., Ltd. (b)	200,200	8,339,498

Materials - 5.81%
Sealed Air Corp.	657,009	11,307,125

Pharmaceuticals - 7.98%
Johnson & Johnson	111,900	7,338,402
Novartis AG (d)	143,150	8,183,886
		15,522,288

Real Estate - 6.62%
Pico Holdings, Inc. (a)	230,286	4,739,286
Weyerhaeuser Co. (c)	435,800	8,136,386
		12,875,672

Technology - 2.62%
Rohm Company, Ltd. (b)	109,000	5,085,911

Telecommunication Services - 4.56%
SK Telecom Co., Ltd. (d)	651,400	8,865,554

TOTAL COMMON STOCKS (Cost $143,794,701)		138,436,258

See accompanying ntoes which are an integral part of these financial statements.

Appleseed Fund
Schedule of Investments - continued
December 31, 2011
(Unaudited)

Gold Trusts - 16.79%	Shares	Fair Value

Central Gold Trust (a) (f) (g)	137,442	$8,132,443
ETFS Gold Trust (a) (e)	23,500	3,640,855
iShares Gold Trust (a) (e)	126,000	1,918,980
SPDR Gold Trust (a) (e)	38,700	5,882,013
Sprott Physical Gold Trust (a) (f) (g)	947,287	13,072,561

TOTAL GOLD TRUSTS (Cost $28,037,697)		32,646,852

	Principal
Certificates of Deposit - 1.03%	Amount

Pacific Coast Bank, 0.20%, 01/18/2012	$250,000	250,000
Pacific Coast Bank, 0.17%, 03/08/2012	501,657	501,657
Self-Help Federal Credit Union, 0.75%, 02/29/2012	250,473	250,473
Self-Help Federal Credit Union, 0.75%, 02/29/2012	250,473	250,473
University Bank, 0.095%, 01/05/2012	750,000	750,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,002,603)		2,002,603

Money Market Securities - 10.49%	Shares

Federated Government Obligations Fund - Institutional Shares, 0.01% (h)	20,407,666	20,407,666

TOTAL MONEY MARKET SECURITIES (Cost $20,407,666)		20,407,666

TOTAL INVESTMENTS (Cost $194,242,667) - 99.50%		$193,493,379

Other assets less liabilities - 0.50%		976,345

TOTAL NET ASSETS - 100.00%		$194,469,724

(a) Non-income producing
(b) Japanese Security
(c) Real Estate Investment Trust
(d) American Depositary Receipt
(e) Exchange-Traded Fund
(f) Closed-End Mutual Fund
(g) Passive Foreign Investment Company
(h) Variable rate security; the money market rate shown represents the rate at December 31, 2011.

Tax Related
Unrealized appreciation		$11,387,783
Unrealized depreciation		(13,749,016)
Net unrealized depreciation		$(2,361,233)

Aggregate cost of securities for income tax purposes		$195,854,612

See accompanying ntoes which are an integral part of these financial statements.

Appleseed Fund
Futures Contracts
December 31, 2011
(Unaudited)

Short Futures Contracts	Number of (Short) Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)

Japanese Yen Currency Futures Contract March 2012	(125)	$(20,328,125)	$(128,605)

Total Short Futures Contracts			$(128,605)

See accompanying ntoes which are an integral part of these financial statements.

Appleseed Fund
Related Notes to the Schedule of Investments
December 31, 2011
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, exchange-traded funds, closed-end funds, and gold trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Appleseed Fund
Related Notes to the Schedule of Investments - continued
December 31, 2011
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Adviser used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Appleseed Fund
Related Notes to the Schedule of Investments - continued
December 31, 2011
(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$138,436,258	$-	$-	$138,436,258
Gold Trusts	32,646,852	-	-	32,646,852
Certificates of Deposit	-	2,002,603	-	2,002,603
Money Market Securites	20,407,666	-	-	20,407,666

Total	$191,490,776	$2,002,603	$-	$193,493,379
*Refer to Schedule of Investments for industry classifications.

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Short Futures Contracts	$(128,605)	$-	$-	$(128,605)

Total	$(128,605)	$-	$-	$(128,605)
*The amount shown represents the gross unrealized depreciation of the futures contracts.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between all Levels as of December 31, 2011.

Derivative Transactions – The Appleseed Fund entered into currency futures contracts (short) to hedge its foreign currency exposure during the fiscal year.  A currency futures contract involves an obligation to purchase or sell a specific currency at a future date. Such contracts are used to sell unwanted currency exposure that comes from holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked to market daily and change in value is recorded as unrealized appreciation or depreciation. When a currency futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value at time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the currency exchange rates.  Cash held at broker as of December 31, 2011 is held for collateral for futures transactions and is restricted from withdrawal.

Appleseed Fund
Related Notes to the Schedule of Investments - continued
December 31, 2011
(Unaudited)

The following tables present a summary of the fair value of derivative instruments, not accounted for as hedging instruments as of December 31, 2011 and the effect of derivative instruments on the Statement of Operations for the period ended December 31, 2011.

At December 31, 2011:
Derivatives	Location of Derivatives on Statements of Assets & Liabilities

Short currency futures contracts	Payable for net variation margin on futures contracts	$175,000

For the fiscal year ended December 31, 2011 :
Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Sold Short	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Foreign Exchange Risk:
Short currency futures contracts	Net realized and unrealized gain (loss) on currency futures contracts	268	286	$192,763	$(151,434)

Iron Strategic Income Fund
Schedule of Investments
December 31, 2011
(Unaudited)

Corporate Bonds - 14.67%	Principal Amount	Fair Value

Corporate Bonds - Domestic - 12.50%
AES Corp., 8.000%, 10/15/2017	2,000,000	$2,210,000
Ally Financial, Inc., 8.000%, 03/15/2020	2,000,000	2,055,000
Apria Healthcare Group I, 11.250%, 11/01/2014	2,000,000	2,075,000
ATP Oil & Gas Corp., 11.875%, 05/01/2015	2,000,000	1,325,000
Burger King Corp., 9.875%, 10/15/2018	2,000,000	2,187,500
Caesars Entertainment Op., 10.000%, 12/15/2018	2,000,000	1,380,000
Calpine Corp., 7.500%, 02/15/2021 (a)	2,000,000	2,150,000
Case New Holland, Inc., 7.875%, 12/01/2017	2,000,000	2,270,000
Chesapeake Energy Corp., 6.625%, 08/15/2020	1,624,000	1,749,860
CIT Group, Inc., 7.000%, 05/01/2017	2,000,000	2,002,500
Citycenter Holdings/Finance, 7.625%, 01/15/2016 (a)	2,000,000	2,060,000
Clear Channel Worldwide, Series B, 9.250%, 12/15/2017	2,000,000	2,170,000
Consol Energy Inc., 8.000%, 04/01/2017	2,000,000	2,200,000
Cricket Communications I, 7.750%, 10/15/2020	2,000,000	1,755,000
Del Monte Corp., 7.625%, 02/15/2019	2,000,000	1,930,000
Energy Transfer Equity, 7.500%, 10/15/2020	2,000,000	2,195,000
First Data Corp., 12.625%, 01/15/2021 (a)	2,000,000	1,750,000
Georgia-Pacific LLC, 5.400%, 11/01/2020 (a)	2,000,000	2,219,230
HCA Inc., 8.500%, 04/15/2019	2,000,000	2,200,000
Intl Lease Finance Corp., 8.625%, 09/15/2015	2,000,000	2,057,500
Mcjunkin Red Man Corp., 9.500%, 12/15/2016	2,000,000	2,040,000
Metropcs Wireless Inc., 6.625%, 11/15/2020	2,000,000	1,870,000
Michaels Stores, Inc., 7.750%, 11/01/2018	2,000,000	2,030,000
Morgan Stanley, 7.000%, 10/01/2013	1,000,000	1,037,154
Nielsen Finance LLC/CO, 7.750%, 10/15/2018	2,000,000	2,170,000
NRG Energy, Inc., 8.250%, 09/01/2020	2,000,000	2,020,000
Reynolds GRP ISS/Reynold, 7.125%, 04/15/2019 (a)	2,000,000	2,045,000
RBS Global & Rexnord Corp, 8.500%, 05/01/2018	2,000,000	2,130,000
SLM Corp., 8.000%, 03/25/2020	2,000,000	2,025,000
Sears Holding Corp., 6.625%, 10/15/2018	2,000,000	1,530,000
Tomkins LLC/Inc., 9.000%, 10/01/2018	1,801,000	2,005,864
Transdigm, Inc., 7.750%, 12/15/2018	2,000,000	2,160,000
Warner Chilcott Co. LLC, 7.750%, 09/15/2018	2,000,000	2,052,500
Wynn Las Vegas LLC/Corp., 7.750%, 08/15/2020	2,000,000	2,230,000
		67,287,108

Corporate Bond - Australia - 0.38%
FMG Resources Aug. 2006, 7.000%, 11/01/2015 (a) (b)	2,000,000	2,030,000

Corporate Bond - Canada - 0.77%
Novelis Inc., 8.750%, 12/15/2020 (b)	2,000,000	2,155,000
Valeant Pharmaceuticals, 6.875%, 12/01/2018 (a) (b)	2,000,000	2,005,000
		4,160,000

Corporate Bonds - Luxembourg - 1.02%
CHC Helicopter SA, 9.250%, 10/15/2020 (a) (b)	2,000,000	1,810,000
Expro Finance Luxembourg, 8.500%, 12/15/2016 (a) (b)	2,000,000	1,770,000
Intelsat Luxembourg SA, 11.250%, 02/04/2017 (b)	2,000,000	1,940,000
		5,520,000

Total Corporate Bonds (Cost $81,396,992)		78,997,108

See accompanying ntoes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments - continued
December 31, 2011
(Unuadited)

Mutual Funds - 60.78%	Shares	Fair Value

American Beacon High Yield Bond Fund - Institutional Class	35,531	$304,857
Artio Global High Income Fund - Class I	415,837	3,867,287
BlackRock High Yield Portfolio - BlackRock Class (c)	1,748,512	12,921,502
BlackRock High Yield Portfolio - Institutional Class	4,358	32,203
Columbia High Yield Bond Fund - Class R5	4,841,401	13,217,025
Delaware High-Yield Opportunities Fund - Class I	453,384	1,768,196
DWS High Income Fund - Institutional Class	998,033	4,630,873
DWS High Income Plus Fund - Institutional Class	465,708	3,096,959
Eaton Vance High Income Opportunities Fund - Class I	518,933	2,195,088
Eaton Vance Income Fund of Boston - Institutional Class	2,453,315	13,885,765
Federated High Income Bond Fund - Class A	928,459	6,833,456
Federated High Yield Trust - Class SS	209,077	1,198,012
Federated Institutional High Yield Bond Fund - Institutional Class	571,058	5,459,311
Fidelity Advisor High Income Advantage Fund - Class I	1,044,183	9,199,252
Fidelity Capital & Income Fund	4,051,111	35,123,128
Fidelity High Income Fund	213,136	1,841,494
Hartford High Yield Fund - Class Y	70,780	503,243
Hotchkis and Wiley High Yield Fund - Class I	81,681	962,199
Invesco High Yield Fund - Institutional Class	680,772	2,723,088
Ivy High Income Fund - Class I	3,097,943	24,690,609
Janus High-Yield Fund - Class I	1,168,030	10,208,584
JPMorgan High Yield Fund - Select Class	2,002,991	15,262,789
Loomis Sayles Institutional High Income Fund	378,805	2,572,083
Lord Abbett High Yield Fund - Class I	1,462,111	10,863,485
MainStay High Yield Opportunities Fund - Class I	293,053	3,185,481
Metropolitan West High Yield Bond Fund - Class I	1,774,366	17,424,275
MFS High Income Fund - Class I	886,942	2,980,124
MFS High Yield Opportunities Fund - Class I	297,211	1,830,822
Natixis Loomis Sayles High Income Fund - Class Y	323,245	1,322,074
Northeast Investors Trust	234,165	1,337,084
Nuveen High Income Bond Fund - Class I	611,949	5,115,895
Oppenheimer Champion Income Fund - Class Y	529,368	921,101
PIMCO High Yield Fund - Institutional Class	1,077,817	9,678,801
Pioneer Global High Yield Fund - Class Y	687,581	6,428,883
Pioneer High Yield Fund - Class Y	1,728,002	16,346,900
Principal High Yield I - Institutional Class	646,729	6,538,432
Principal High Yield Fund - Institutional Class (c)	1,359,301	9,990,865
Prudential High Yield Fund, Inc. - Class Z	1,978,273	10,643,107
Putnam High Yield Advantage Fund - Class Y	87,533	517,320
Putnam High Yield Trust - Class Y	432,090	3,119,687
RidgeWorth High Income Fund - Class I	383,784	2,521,458
RidgeWorth SEIX High Yield Bond Fund - Class I	546,553	5,143,062
SEI High Yield Bond Fund - Class A	1,187,829	8,469,223
T. Rowe Price High Yield Fund - Investor Class	174,335	1,131,436
T. Rowe Price Institutional High Yield Fund	219,852	2,020,443
TIAA-CREF High Yield Fund - Institutional Class	705,219	6,847,680
USAA High-Yield Opportunities Fund	1,357,606	10,915,153
Vanguard High-Yield Corporate Fund - Admiral Shares	1,222,879	6,958,183
Western Asset High Yield Portfolio - Institutional Class	311,065	2,519,628

TOTAL MUTUAL FUNDS (Cost $334,385,289)		327,267,605

Exchange-Traded Funds - 0.03%

iShares iBoxx $ High Yield Corporate Bond Fund	593	53,032
SPDR Barclays Capital High Yield Bond ETF	2,941	113,081

TOTAL EXCHANGE-TRADED FUNDS (Cost $150,473)		166,113

See accompanying ntoes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments - continued
December 31, 2011
(Unaudited)

Money Market Securities (d) - 23.94%	Shares	Fair Value

Federated Treasury Obligations Fund - Institutional Shares - 0.01%	32,227,825	$32,227,825
Fidelity Institutional Treasury Only Portfolio - Class I - 0.01%	32,227,825	32,227,825
First American Government Obligations Fund - Class Z - 0.00%	32,227,825	32,227,825
First American Treasury Obligations Fund - Class Z - 0.00%	32,227,825	32,227,825

TOTAL MONEY MARKET SECURITIES (Cost $128,911,300)		128,911,300

TOTAL INVESTMENTS (Cost $544,844,054) - 99.42%		$535,342,126

Other assets less liabilities - 0.58%		3,140,058

TOTAL NET ASSETS - 100.00%		$538,482,184

(a) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor has determined that the security is liquid under criteria established by the Fund's Board of Trustees.
(b) Foreign bond denominated in U.S. dollars.
(c) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.
(d) Variable rate securities; the money market rates shown represent the rate at December 31, 2011.

Tax Related
Unrealized appreciation		2,482,152
Unrealized depreciation		(13,835,555)
Unrealized appreciation (depreciation)		$(11,353,403)

Aggregate cost of securities for income tax purposes		$546,695,529

See accompanying ntoes which are an integral part of these financial statements.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments
December 31, 2011
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments - continued
December 31, 2011
(Unaudited)

Call and put options that the Fund invests in are generally traded on an exchange.  The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service.  If the last sale price is not available, the options will be valued using the last bid price.  The options will generally be categorized as Level 1 securities.

Fixed income securities, including corporate bonds, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Advisor used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments - continued
December 31, 2011
(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$78,997,108	$-	$78,997,108
Mutual Funds	327,267,605	-	-	327,267,605
Exchange-Traded Funds	166,113	-	-	166,113
Money Market Securities	128,911,300	-	-	128,911,300

Total	$456,345,018	$78,997,108	$-	$535,342,126

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between all Levels as of December 31, 2011.

Derivative Transactions – The Fund may obtain exposure to the fixed income market by investing in derivatives. The Fund may also use derivative instruments for any purpose consistent with its investment objective including hedging or managing risk or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders.  Derivative securities may be used to “lock-in” realized but unrecognized gains in the value of the Fund’s securities.  Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations in its portfolio, or creating alternative exposure to debt securities.  The Fund may also use derivatives to establish a position in the fixed income markets as a substitute for buying, selling, or holding certain securities.  The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way to invest than traditional debt securities would.

The Fund may enter into credit derivatives called swaps, such as interest rate swaps, total return swaps, or credit default swaps, to gain exposure to or to mitigate specific forms of interest rate or credit risk, respectively.  Swaps expose the Fund to counterparty risk (described below).  The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Many of the markets in which the Fund effects its derivative transactions are “over-the-counter” or “interdealer” markets.  The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets.  When the Fund invests in derivative, over-the-counter transactions, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default.  These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries.  Transactions entered into directly between two counterparties generally do not benefit from such protections.  This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments - continued
December 31, 2011
(Unaudited)

To mitigate counterparty risk on swap agreements, the Fund requires the counterparty to post collateral to cover the Fund’s exposure. The cash that is held as collateral for the swap agreements is held by the Fund and invested primarily in money market mutual funds.

In accordance with GAAP, the fair value of credit default swaps can be found on Statement of Assets and Liabilities under receivable/payable for swap agreements and on the Statement of Operations under net realized gain (loss) on swap agreements and change in unrealized appreciation (depreciation) on swap agreements.  For the quarter ended December 31, 2011, the realized gain (loss) and change in unrealized appreciation (depreciation) on swap agreements were as follows:

Derivatives	Location of Gain (Loss) on Derivatives in Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Credit Risk:	Net realized gain (loss) on swap
Credit Default Swap Agreements	agreements and Change in unrealized
appreciation (depreciation) on swap
	agreements	(4,432,280)	(1,421,391)

The Fund had purchased total notional value of swap agreements of $554,750,000.  The total notional value of terminated swap agreements was $754,750,000.  The Fund utilized credit derivative instruments in conjunction with investment securities in an effort to achieve its investment objective for the quarter ended December 31, 2011.

Restricted Securities - Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration.  Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market.  The Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933.  It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments - continued
December 31, 2011
(Unaudited)

At December 31, 2011, the aggregate value of such securities amounted to $17,839,230 and value amounts to 3.31% of the net assets of the Fund.

	Acquisition	Principal	Amortized
	Date	Amount	Cost	Value
Calpine Corp., 7.500%, 02/15/2021	1/14/2011	2,000,000	2,020,780	2,150,000
CHC Helicopter SA, 9.250%, 10/15/2020	2/15/2011	2,000,000	2,112,636	1,810,000
Citycenter Holdings/Finance, 7.625%, 01/15/2016	3/29/2011	2,000,000	2,064,890	2,060,000
Expro Finance Luxembourg, 8.500%, 12/15/2016	1/14/2011	2,000,000	1,978,311	1,770,000
First Data Corp., 12.625%, 01/15/2021	1/14/2011	2,000,000	1,927,279	1,750,000
FMG Resources Aug. 2006, 7.000%, 11/01/2015	1/5/2011	2,000,000	2,055,342	2,030,000
Georgia-Pacific LLC, 5.400%, 11/01/2020	2/14/2011	2,000,000	1,979,665	2,219,230
Reynolds GRP ISS/Reynold, 7.125%, 04/15/2019	1/5/2011	2,000,000	2,040,864	2,045,000
Valeant Pharmaceuticals, 6.875%, 12/01/2018	1/14/2011	2,000,000	2,054,348	2,005,000
				17,839,230

FCI Funds
FCI Value Equity Fund
Schedule of Investments
December 31, 2011
(Unaudited)
		Fair
Common Stocks - 92.17%	Shares	Value

Air Courier Services - 1.77%
FedEx Corp.	2,500	$208,775

Air Transportation, Scheduled - 1.23%
Southwest Airlines Co.	17,000	145,520

Beverages - 1.52%
PepsiCo, Inc.	2,700	179,145

Bituminous Coal & Lignite Surface Mining - 1.40%
Peabody Energy Corp.	5,000	165,550

Computer Communications Equipment - 1.73%
Juniper Networks, Inc. (a)	10,000	204,100

Computer Storage Devices - 2.19%
EMC Corp. (a)	12,000	258,480

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.87%
Kimberly-Clark Corp.	3,000	220,680

Crude Petroleum & Natural Gas - 3.01%
Apache Corp.	2,000	181,160
Petroleo Brasileiro S.A. - Petrobras (b)	7,000	173,950
		355,110

Electric Services - 1.57%
Dominion Resources, Inc.	3,500	185,780

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.58%
Emerson Electric Co.	4,000	186,360

Electronic Computers - 1.72%
Apple, Inc. (a)	500	202,500

Engines & Turbines - 1.49%
Cummins, Inc.	2,000	176,040

Food & Kindred Products - 2.27%
Unilever PLC (b)	8,000	268,160

Gold & Silver Ores - 2.55%
Barrick Gold Corp.	4,000	181,000
Newmont Mining Corp.	2,000	120,020
		301,020

See accompanying ntoes which are an integral part of these financial statements.

FCI Funds
FCI Value Equity Fund
Schedule of Investments - continued
December 31, 2011
(Unaudited)
		Fair
Common Stocks - 92.17% - continued	Shares	Value

Industrial Instruments for Measurement - 1.20%
Danaher Corp.	3,000	$141,120

Life Insurance - 1.32%
MetLife, Inc.	5,000	155,900

Machine Tools, Metal Cutting Types - 2.48%
Kennametal, Inc.	8,000	292,160

Measuring & Controlling Devices - 1.91%
Thermo Fisher Scientific, Inc. (a)	5,000	224,850

Mining, Quarrying Of Nonmetallic Minerals (No Fuels) - 0.64%
Martin Marietta Materials, Inc.	1,000	75,410

Miscellaneous Publishing - 0.57%
Thomson Reuters Corp.	2,500	66,675

Motor Vehicles & Passenger Car Bodies - 2.28%
Ford Motor Co. (a)	25,000	269,000

National Commercial Banks - 1.47%
PNC Financial Services Group, Inc.	3,000	173,010

Natural Gas Transmission & Distribution - 2.08%
Spectra Energy Corp.	8,000	246,000

Oil & Gas Field Machinery & Equipment - 2.07%
National-Oilwell Varco, Inc.	3,600	244,764

Oil, Gas Field Services - 0.58%
Schlumberger Ltd.	1,000	68,310

Perfumes, Cosmetics & Other Toilet Preparations - 0.44%
Avon Products, Inc.	3,000	52,410

Petroleum Refining - 3.07%
Chevron Corp.	3,400	361,760

Pharmaceutical Preparations - 3.81%
Allergan, Inc.	500	43,870
Bristol-Meyers Squibb Co.	11,500	405,260
		449,130

Plastic Material, Synthetic Resin/Rubber, Cellulos (No Glass) - 2.72%
E.I. du Pont de Nemours and Co.	7,000	320,460

Public Building and Related Furniture - 2.12%
Johnson Controls, Inc.	8,000	250,080

See accompanying ntoes which are an integral part of these financial statements.

FCI Funds
FCI Value Equity Fund
Schedule of Investments - continued
December 31, 2011
(Unaudited)
		Fair
Common Stocks - 92.17% - continued	Shares	Value

Radio & TV Broadcasting & Communications Equipment - 1.85%
QUALCOMM, Inc.	4,000	$218,800

Radio Telephone Communications - 2.66%
Tele Norte Leste Participacoes S.A. (b)	3,500	33,285
Vodafone Group PLC (b)	10,000	280,300
		313,585

Refuse Systems - 0.28%
Waste Management, Inc.	1,000	32,710

Retail - Lumber & Other Building Materials Builders - 1.83%
Lowe's Companies, Inc.	8,500	215,730

Retail - Variety Stores - 1.77%
Wal-Mart Stores, Inc.	3,500	209,160

Rolling Drawing & Extruding Of Nonferrous Metals - 1.47%
Alcoa, Inc.	20,000	173,000

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.06%
CME Group, Inc.	1,000	243,670

Security Brokers, Dealers & Flotation Companies - 2.64%
BlackRock, Inc.	1,750	311,920

Semiconductors & Related Devices - 2.90%
Applied Materials, Inc.	2,000	21,420
Intel Corp.	12,000	291,000
STMicroelectronics N.V. (c)	5,000	29,650
		342,070

Services - Computer Programming, Data Processing, Etc. - 1.09%
Google, Inc. - Class A (a)	200	129,180

Services - Engineering Services - 1.74%
AECOM Technology Corp. (a)	10,000	205,700

Services - Miscellaneous Amusement & Recreation - 1.59%
Walt Disney Co./The	5,000	187,500

Services - Prepackaged Software - 3.94%
Microsoft Corp.	10,000	259,600
Oracle Corp.	8,000	205,200
		464,800

See accompanying ntoes which are an integral part of these financial statements.

FCI Funds
FCI Value Equity Fund
Schedule of Investments - continued
December 31, 2011
(Unaudited)
		Fair
Common Stocks - 92.17% - continued	Shares	Value

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.26%
Procter & Gamble Co./The	4,000	$266,840

Surgical & Medical Instruments & Apparatus - 3.43%
Becton, Dickinson & Co.	3,000	224,160
Covidien PLC	4,000	180,040
		404,200
Telephone Communications (No Radio Telephone) - 2.38%
Verizon Communications, Inc.	7,000	280,840

Water Transportation - 1.38%
Carnival Corp.	5,000	163,200

Wholesale - Groceries & Related Products - 2.24%
Sysco Corp.	9,000	263,970

TOTAL COMMON STOCKS (Cost $10,665,505)		10,875,134

Money Market Securities - 7.60%
Fidelity Institutional Government Portfolio - Class I, 0.01% (d)	896,927	896,927

TOTAL MONEY MARKET SECURITIES (Cost $896,927)		896,927

TOTAL INVESTMENTS (Cost $11,562,432) - 99.77%		$11,772,061

Other assets less liabilities - 0.23%		26,796

TOTAL NET ASSETS - 100.00%		$11,798,857

(a) Non-income producing.
(b) American Depositary Receipt.
(c) New York Registered.
(d) Variable rate security; the money market rate shown represents the rate at December 31, 2011.

Tax Related
Gross unrealized appreciation	$757,534
Gross unrealized (depreciation)	(550,145)
Net unrealized appreciation	$207,389

Aggregate cost of securities for income tax purposes	$11,564,672

See accompanying ntoes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments
December 31, 2011
(Unaudited)
	Principal	Fair
	Amount	Value
Corporate Bonds - 71.08%
Aflac, Inc., 8.500%, 05/15/2019	$250,000	$306,823
American Express Credit Co., 7.300%, 08/20/2013	552,000	599,296
American International Group, Inc., 5.850%, 01/16/2018	275,000	269,628
Amgen, Inc., 4.850%, 11/18/2014	25,000	27,112
Analog Devices, Inc., 5.000%, 07/01/2014	300,000	327,615
Anheuser-Busch Companies, Inc., 7.750%, 01/15/2019	75,000	97,275
Applied Materials, Inc., 4.300%, 06/15/2021	225,000	239,407
Associates Corp., 6.950%, 11/01/2018	200,000	217,624
AT&T Inc., 2.950%, 05/15/2016	275,000	286,881
Barrick Gold Finance Co. LLC, 6.125%, 09/15/2013	269,000	290,825
Best Buy Co., Inc., 6.750%, 07/15/2013	225,000	238,654
Boeing Co., 5.000%, 03/15/2014	200,000	219,007
Canadian Pacific Railway Co., 6.500%, 05/15/2018	31,000	35,225
Capital One Financial Corp., 6.750%, 09/15/2017	500,000	560,928
Charles Schwab Corp. / The, 6.375%, 09/01/2017	220,000	258,829
Cigna Corp., 8.500%, 05/01/2019	125,000	156,801
Citigroup, Inc., 5.500%, 04/11/2013	600,000	612,741
Citigroup, Inc., 5.125%, 05/05/2014	200,000	204,794
CME Group, Inc., 5.750%, 02/15/2014	250,000	272,641
Comcast Corp., 6.500%, 01/15/2015	99,000	112,308
Compass Bank, 5.900%, 04/01/2026	200,000	181,213
Credit Suisse U.S.A., Inc., 5.125%, 08/15/2015	125,000	131,778
Credit Suisse New York, 5.300%, 08/13/2019	225,000	232,407
CVS Caremark Corp., 4.750%, 05/18/2020	225,000	251,340
Deutsche Telekom International Finance BV, 5.875%, 08/20/2013	225,000	238,605
Deutsche Telekom International Finance BV, 5.750%, 03/23/2016	100,000	111,393
Devon Energy Corp., 5.625%, 01/15/2014	125,000	136,364
Discover Financial Services, Inc., 10.250%, 07/15/2019	275,000	335,672
Dow Chemical Co., 7.600%, 05/15/2014	96,000	108,618
Dow Chemical Co., 5.900%, 02/15/2015	100,000	111,352
Fannie Mae, 2.000%, 07/27/2016	650,000	654,519
FedEx Corp., 7.375%, 01/15/2014	275,000	307,391
Federal Farm Credit Bank, 2.040%, 07/27/2016	1,000,000	1,009,243
Fifth Third Bancorp., 0.576%, 05/17/2013 (b)	250,000	245,408
Fifth Third Bancorp., 3.625%, 01/25/2016	340,000	345,285
General Electric Capital Corp., 5.000%, 01/08/2016	275,000	301,160
Goldman Sachs Group, Inc., 4.750%, 07/15/2013	300,000	304,079
Goldman Sachs Group, Inc., 5.350%, 01/15/2016	300,000	307,821
Goldman Sachs Group, Inc., 5.375%, 03/15/2020	225,000	222,444
Hartford Financial Services, 5.375%, 03/15/2017	175,000	176,262
Hewlett-Packard Co., 4.500%, 03/01/2013	200,000	205,748
Hewlett-Packard Co., 3.000%, 09/15/2016	150,000	151,223
Home Depot, Inc., 5.400%, 03/01/2016	200,000	231,212
HSBC Finance Corp., 5.000%, 06/30/2015	600,000	609,719
Huntington National Bank, 5.375%, 02/28/2019	250,000	251,558
Husky Energy, Inc., 5.900%, 06/15/2014	125,000	135,937

See accompanying ntoes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
December 31, 2011
(Unaudited)
	Principal	Fair
	Amount	Value
Corporate Bonds - 71.08% - continued
International Paper Co., 9.375%, 05/15/2019	$125,000	$162,661
Intuit Inc., 5.750%, 03/15/2017	250,000	280,759
Jefferies Group, Inc., 3.875%, 11/09/2015	200,000	179,000
JP Morgan Chase & Co., 5.375%, 10/01/2012	300,000	310,218
JP Morgan Chase & Co., 6.000%, 01/15/2018	275,000	307,204
Juniper Network, Inc., 4.600%, 03/15/2021	225,000	238,886
Keycorp, 6.500%, 05/14/2013	400,000	423,337
KLA-Tencorp Corp., 6.900%, 05/01/2018	150,000	173,198
Lazard Group, 6.850%, 06/15/2017	280,000	294,045
Lowe's Companies, Inc., 5.600%, 09/15/2012	250,000	258,209
Manulife Financial Corp., 3.400% 09/17/2015	450,000	452,901
Marriott International, Inc., 5.625%, 02/15/2013	150,000	156,422
Merrill Lynch & Co., 5.300%, 09/30/2015	250,000	240,452
Merrill Lynch & Co., 6.875%, 04/25/2018	500,000	493,591
Metlife, Inc., 6.817%, 08/15/2018	510,000	607,492
Morgan Stanley, 6.000%, 04/28/2015	350,000	350,869
Morgan Stanley, 5.375%, 10/15/2015	450,000	440,078
National City Corp., 4.900%, 01/15/2015	250,000	270,348
New York Life Insurance Co., 5.250%, 10/16/2012 (a)	450,000	466,781
Prudential Financial, Inc., 6.200%, 01/15/2015	250,000	273,379
Prudential Financial, Inc., 4.750%, 09/17/2015	200,000	211,358
Prudential Financial, Inc., 5.500%, 03/15/2016	310,000	336,346
Public Service Electric and Gas Co., 5.125%, 09/01/2012	175,000	179,927
Regions Financial Corp., 4.875%, 04/26/2013	100,000	98,750
Sempra Energy, 8.900%, 11/15/2013	150,000	169,204
Sempra Energy, 6.500%, 06/01/2016	250,000	291,909
Simon Property Group LP, 5.250%, 12/01/2016	300,000	332,856
Starbucks Corp., 6.250%, 08/15/2017	300,000	356,619
SunTrust Banks, Inc., 6.000%, 09/11/2017	400,000	440,023
Swiss Re Solutions Holding Corp., 7.000%, 02/15/2026	180,000	208,799
Telecom Italia Capital, 6.175%, 06/18/2014	140,000	134,736
Telefonica Emisiones SAU, 4.949%, 01/15/2015	350,000	348,401
Toyota Motor Credit Corp., 5.170%, 01/11/2012	225,000	225,163
Travelers Companies, Inc., 5.375%, 12/15/2017	275,000	321,403
Tyco International Finance S.A., 6.000%, 11/15/2013	105,000	113,801
Verizon Communications, Inc., 4.900%, 09/15/2015	110,000	123,556
Wachovia Corp., 5.700%, 08/01/2013	350,000	371,797
Wells Fargo & Co., 5.250%, 10/23/2012	300,000	310,585
Zions Bancorp., 7.750%, 09/23/2014	150,000	159,141

TOTAL CORPORATE BONDS (Cost $22,891,195)		23,746,369

Mortgage-Backed Securities - 3.62%
Federal Home Loan Mortgage Corp., Pool # A57160, 5.500%, 02/01/2037	164,105	178,496
Federal National Mortgage Association, Pool # 832648, 5.000%, 09/01/2035	218,827	236,614
Federal National Mortgage Association, Pool # 832949, 5.000%, 09/01/2035	134,671	145,618
Federal National Mortgage Association, Pool # 745133, 5.500%, 11/01/2035	227,116	248,026
Federal National Mortgage Association, Pool # 845549, 5.500%, 01/01/2036	230,100	251,428
Federal National Mortgage Association, Pool # 878104, 5.500%, 04/01/2036	137,128	149,881

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,089,651)		1,210,063

See accompanying ntoes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
December 31, 2011
(Unaudited)
	Principal	Fair
	Amount	Value
U.S. Government Securities - 19.19%
U.S. Treasury Note, 0.625%, 07/31/2012	$510,000	$511,653
U.S. Treasury Note, 1.750%, 03/31/2014	400,000	413,156
U.S. Treasury Note, 2.250%, 03/31/2016	100,000	106,680
U.S. Treasury Note, 1.875%, 10/31/2017	800,000	836,562
U.S. Treasury Note, 3.625%, 08/15/2019	725,000	839,811
U.S. Treasury Note, 3.500%, 05/15/2020	1,355,000	1,558,991
U.S. Treasury Note, 3.625%, 02/15/2021	1,300,000	1,509,524
U.S. Treasury Note, 5.000%, 05/15/2037	450,000	633,235

TOTAL U.S. GOVERNMENT SECURITIES (Cost $5,998,729)		6,409,612

	Shares
Preferred Stocks - 0.06%
Fannie Mae - Series S., 8.250%	16,000	22,080

TOTAL PREFERRED STOCKS (Cost $400,000)		22,080

Common Stocks - 0.48%

Crude Petroleum & Natural Gas
Linn Energy, LLC	4,250	161,117

COMMON STOCKS (Cost $154,222)		161,117

Real Estate Investment Trusts - 1.07%
Apollo Commercial Real Estate Finance, Inc.	10,000	131,300
Chimera Investment Corp.	38,000	95,380
Starwood Property Trust, Inc.	7,000	129,570

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $448,338)		356,250

Royalty Trusts - 0.55%
Hugoton Royalty Trust	5,500	103,730
San Juan Basin Royalty Trust	3,500	79,660

TOTAL ROYALTY TRUSTS (Cost $203,206)		183,390

Closed End Funds - 1.83%
Ares Capital Corp.	12,000	185,400
Calamos Convertible Opportunities & Income Fund	7,057	79,462
Hercules Technology Growth Capital, Inc.	4,500	42,480
MCG Capital Corp.	12,000	47,880
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	5,500	77,825
NGP Capital Resources Co.	8,000	57,520
Pennantpark Investment Co.	12,000	121,080

TOTAL CLOSED END FUNDS (Cost $684,228)		611,647

See accompanying ntoes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
December 31, 2011
(Unaudited)
		Fair
	Shares	Value
Money Market Securities - 1.03%
Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	343,572	$343,572

TOTAL MONEY MARKET SECURITIES (Cost $343,572)		343,572

TOTAL INVESTMENTS (Cost $32,213,141) - 98.91%		$33,044,100

Other assets less liabilities - 1.09%		364,087

TOTAL NET ASSETS - 100.00%		$33,408,187

(a) Private Placement and restricted security under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) Variable rate securities; the coupon rate shown represents the rate at December 31, 2011.
(c) Variable rate security; the money market rate shown represents the rate at December 31, 2011.

Tax Related
Gross unrealized appreciation	$1,598,079
Gross unrealized (depreciation)	(754,424)
Net unrealized appreciation	$843,655

Aggregate cost of securities for income tax purposes	$32,200,445

See accompanying ntoes which are an integral part of these financial statements.

FCI Funds
Related Notes to the Schedule of Investments
December 31, 2011
(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, closed-end funds, royalty trusts, and preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this

FCI Funds
Related Notes to the Schedule of Investments – continued
December 31, 2011
(Unaudited)

happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as corporate bonds, U.S. government securities and mortgage-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

FCI Funds
Related Notes to the Schedule of Investments – continued
December 31, 2011
(Unaudited)

The following is a summary of the inputs used at December 31, 2011 in valuing the Value Equity Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$10,875,134	$-	$-	$10,875,134
Money Market Securities	896,927	-	-	896,927

Total	$11,772,061	$-	$-	$11,772,061

* Refer to Schedule of Investments for industry classifications.

The following is a summary of the inputs used at December 31, 2011 in valuing the Bond Fund’s assets carried at fair value:

Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	-	23,746,369	-	$23,746,369
Mortgage-Backed Securities	-	1,210,063	-	1,210,063
U.S. Government Securities	-	6,409,612	-	6,409,612
Preferred Stocks	22,080	-	-	22,080
Common Stocks	161,117	-	-	161,117
Real Estate Investment Trusts	356,250	-	-	356,250
Royalty Trusts	183,390	-	-	183,390
Closed End Funds	611,647	-	-	611,647
Money Market Securities	343,572	-	-	343,572
Total	$1,678,056	$31,366,044	$-	$33,044,100

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended December 31, 2011, the Funds had no transfers between any Levels. The Funds did not hold any derivative instruments during the reporting period. The Trust recognizes significant transfers between fair value hierarchy levels at the end of the reporting period.

FCI Funds
Related Notes to the Schedule of Investments – continued
December 31, 2011
(Unaudited)

Restricted Securities - Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Bond Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor. The Bond Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At December 31, 2011, the aggregate value of such securities amounted to $466,781 and value amounts to 1.40% of the net assets of the Bond Fund.

	Acquisition Date	Principal Amount	Amortized Cost	Fair Value

New York Life Insurance Co., 5.250%, 10/16/2012	4/16/2009	450,000	451,348	466,781

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of February 29, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By  /s/ Brian L. Blomquist
     Brian L. Blomquist, President

Date           2/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Brian L. Blomquist
     Brian L. Blomquist, President

Date           2/29/12

By   /s/ Robert W. Silva
       Robert W. Silva, Treasurer

Date           2/29/12